UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3455

The North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Cash Portfolio

March 31, 2014

1.814653.109

NCC-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Financial Company Commercial Paper (d) - 52.3%
	Yield (a)	Principal Amount	Value
Bank of Nova Scotia
4/1/14 to 9/30/14	0.19 to 0.27%	$ 195,000,000	$ 194,892,835
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
4/15/14 to 6/13/14	0.21 to 0.23	137,000,000	136,943,946
Barclays U.S. Funding Corp.
6/9/14 to 6/25/14	0.20 to 0.23	40,000,000	39,982,271
BNP Paribas Finance, Inc.
4/4/14 to 8/1/14	0.25 to 0.27	141,000,000	140,930,757
Commonwealth Bank of Australia
4/7/14 to 10/1/14	0.16 to 0.18 (c)	106,000,000	106,000,000
Credit Agricole North America
4/1/14 to 7/2/14	0.07 to 0.26	144,000,000	143,957,569
Credit Suisse AG
4/1/14 to 8/11/14	0.28 to 0.29	41,000,000	40,973,183
Deutsche Bank Financial LLC
5/29/14	0.21	80,000,000	79,972,933
General Electric Capital Corp.
5/1/14 to 5/5/14	0.22	8,000,000	7,998,466
JPMorgan Securities LLC
5/23/14	0.30	39,000,000	38,983,100
9/3/14	0.27	16,000,000	15,981,400
Mitsubishi UFJ Trust & Banking Corp.
5/20/14 to 7/28/14	0.24 to 0.25	59,300,000	59,266,670
Natexis Banques Populaires U.S. Finance Co. LLC
5/13/14 to 6/5/14	0.23 to 0.24	166,370,000	166,305,926
Nationwide Building Society
6/10/14	0.22	45,000,000	44,980,750
Oversea-Chinese Banking Corp. Ltd.
4/7/14 to 8/6/14	0.19 to 0.22	190,000,000	189,957,946
PNC Bank NA
5/21/14	0.27	5,000,000	5,000,000
9/15/14	0.26	15,000,000	14,981,908
Skandinaviska Enskilda Banken AB
8/1/14 to 8/18/14	0.24	72,000,000	71,939,089
Sumitomo Mitsui Banking Corp.
4/3/14	0.21	33,000,000	32,999,615
Svenska Handelsbanken, Inc.
9/16/14 to 9/25/14	0.22	132,000,000	131,862,280
Swedbank AB
7/21/14	0.24	32,000,000	31,976,813
Toronto Dominion Holdings (U.S.A.)
8/28/14 to 10/3/14	0.24 to 0.25	41,000,000	40,953,154
Toyota Motor Credit Corp.
8/18/14 to 9/11/14	0.21 (c)	93,000,000	92,939,188
United Overseas Bank Ltd.
4/11/14 to 6/26/14	0.20 to 0.23	190,000,000	189,952,306
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $2,019,732,105)			2,019,732,105
Asset Backed Commercial Paper (d) - 12.2%
	Yield (a)	Principal Amount	Value
Ciesco LP (Citibank NA Guaranteed)
5/5/14	0.20% (b)	$ 30,000,000	$ 29,994,333
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

4/17/14	0.17	28,000,000	27,997,884
4/22/14	0.17	60,000,000	59,994,050
5/12/14	0.19	50,000,000	49,989,181
Govco, Inc. (Liquidity Facility Citibank NA)

4/17/14	0.19	25,000,000	24,997,889
4/17/14	0.19	25,000,000	24,997,889
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)

4/14/14	0.18	34,000,000	33,997,790
4/21/14	0.18	1,000,000	999,900
4/28/14	0.17	32,000,000	31,995,920
4/7/14	0.17	100,000,000	99,997,167
Northern Pines Funding LLC (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)
5/27/14	0.24	29,000,000	28,989,173
Sheffield Receivables Corp. (Barclays Bank PLC Guaranteed)

4/10/14	0.19	25,000,000	24,998,813
4/14/14	0.19	32,000,000	31,997,804
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $470,947,793)			470,947,793
Other Commercial Paper (d) - 3.3%

BPCE SA
5/14/14	0.25	26,000,000	25,992,236
The Coca-Cola Co.
4/7/14 to 10/10/14	0.19 to 0.20	103,000,000	102,956,035
TOTAL OTHER COMMERCIAL PAPER (Cost $128,948,271)			128,948,271
Treasury Debt - 18.5%

U.S. Treasury Inflation Protected Obligations - 2.2%
U.S. Treasury Notes
4/15/14	0.09 to 0.10	82,887,000	83,077,642
U.S. Treasury Obligations - 16.3%
U.S. Treasury Bills
4/10/14 to 8/14/14	0.07 to 0.11	165,000,000	164,968,958
U.S. Treasury Notes
4/30/14 to 9/15/14	0.08 to 0.17	465,000,000	466,337,410
			631,306,368
TOTAL TREASURY DEBT (Cost $714,384,010)			714,384,010
Variable Rate Demand Note - 2.5%
	Yield (a)	Principal Amount	Value
North Carolina - 2.5%
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 C, (Liquidity Facility Bank of America NA), VRDN
4/7/14	0.08 (c)	$ 26,230,000	$ 26,230,000
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, LOC Rabobank Nederland New York Branch, VRDN
4/7/14	0.08 (c)	3,920,000	3,920,000
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, LOC Branch Banking & Trust Co., VRDN
4/7/14	0.07 (c)	6,400,000	6,400,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 B, LOC Wells Fargo Bank NA, VRDN
4/7/14	0.07 (c)	59,200,000	59,200,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $95,750,000)			95,750,000
Government Agency Debt - 9.6%

Federal Agencies - 9.6%
Fannie Mae
	0.14 to 0.17 (c)	83,000,000	82,995,425
Federal Home Loan Bank
	0.13 to 0.25 (c)	155,490,000	155,463,224
Freddie Mac
	0.14 to 0.16 (c)	133,000,000	132,991,997
TOTAL GOVERNMENT AGENCY DEBT (Cost $371,450,646)			371,450,646
Treasury Repurchase Agreement - 1.9%
	Maturity Amount		Value
In a joint trading account at 0.05% dated 3/31/14 due 4/1/14 (Collateralized by U.S. Treasury Obligations) #	$ 535,001		$ 535,000
With BNP Paribas Securities Corp. at 0.07%, dated 3/20/14 due 4/7/14 (Collateralized by U.S. Treasury Obligations valued at $76,616,335, 0.13%-8.75%, 3/31/15-11/15/43)	75,008,750		75,000,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $75,535,000)		75,535,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $3,876,747,825)			3,876,747,825
NET OTHER ASSETS (LIABILITIES) - (0.3)%			(13,085,642)
NET ASSETS - 100%		$ 3,863,662,183
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,994,333 or 0.8% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$535,000 due 4/01/14 at 0.05%
BNP Paribas Securities Corp.	$ 535,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At March 31, 2014, the cost of investment securities for income tax purposes was $3,876,747,825.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Term Portfolio

March 31, 2014

1.814654.109

NCT-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.6%
	Principal Amount	Value
U.S. Government Agency Obligations - 0.6%
Federal Farm Credit Bank 0.185% 9/12/16 (b) (Cost $8,848,730)	$ 8,850,000	$ 8,851,646
Commercial Paper - 100.2%

ABN AMRO Funding U.S.A. LLC:
0.27% 8/22/14	16,425,000	16,407,655
0.28% 8/22/14	12,575,000	12,561,721
0.31% 10/2/14	8,720,000	8,705,885
0.34% 7/22/14	25,000,000	24,981,873
0.34% 7/22/14	6,500,000	6,495,287
0.48% 7/3/14	10,000,000	9,994,647
Bank of Nova Scotia yankee 0.27% 9/30/14	25,000,000	24,972,933
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee:
0.23% 5/6/14	4,000,000	3,999,448
0.37% 11/14/14	22,000,000	21,947,889
0.42% 8/1/14	10,000,000	9,991,288
Barclays U.S. Funding Corp. yankee:
0.38% 9/26/14	15,000,000	14,983,916
0.38% 10/21/14	20,000,000	19,962,146
BNP Paribas Finance, Inc. yankee:
0.33% 9/8/14	40,000,000	39,949,016
0.44% 12/1/14	37,000,000	36,905,572
BPCE SA yankee 0.45% 8/1/14	6,500,000	6,493,427
Ciesco LP:
0.25% 8/5/14 (a)	50,000,000	49,972,660
0.25% 8/6/14 (a)	19,000,000	18,989,529
Credit Agricole North America yankee:
0.335% 9/19/14	6,977,000	6,967,033
0.34% 7/28/14	6,500,000	6,494,865
0.34% 9/2/14	10,000,000	9,988,074
0.34% 9/4/14	45,000,000	44,945,249
0.49% 6/24/14	8,000,000	7,996,317
Credit Suisse AG:
yankee:
0.32% 7/25/14	5,000,000	4,996,375
0.33% 7/31/14	20,000,000	19,984,320
0.35% 10/28/14	19,000,000	18,966,480
0.3369% 11/7/14 (b)	25,000,000	24,999,925
DNB Bank ASA yankee:
0.23% 9/9/14	25,000,000	24,973,900
0.255% 5/12/14	22,000,000	21,997,074
ING U.S. Funding LLC yankee:
0.28% 4/11/14	12,000,000	11,999,633
0.28% 8/1/14	30,000,000	29,975,094
0.31% 4/25/14	15,000,000	14,998,709
0.32% 4/21/14	14,000,000	13,999,020

	Principal Amount	Value
JPMorgan Securities LLC:
0.32% 7/1/14	$ 10,000,000	$ 9,994,812
0.33% 12/1/14	17,000,000	16,956,614
0.35% 10/24/14	50,000,000	49,903,115
Lloyds Bank PLC yankee:
0.24% 9/4/14	20,000,000	19,980,696
0.415% 7/1/14	20,000,000	19,992,214
0.42% 6/24/14	32,000,000	31,989,171
Mitsubishi UFJ Trust & Banking Corp. yankee:
0.24% 5/20/14	40,000,000	39,989,796
0.24% 5/23/14	30,000,000	29,991,801
Natexis Banques Populaires U.S. Finance Co. LLC yankee:
0.33% 9/10/14	10,000,000	9,987,005
0.35% 7/16/14	22,700,000	22,684,954
0.48% 8/1/14	38,000,000	37,968,452
Nationwide Building Society yankee:
0.22% 6/10/14	5,000,000	4,998,215
0.28% 9/8/14	40,000,000	39,949,016
Northern Pines Funding LLC:
0.25% 6/27/14 (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)	40,000,000	39,980,640
0.25% 6/27/14 (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)	2,200,000	2,198,935
0.3% 8/11/14 (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)	30,000,000	29,971,959
Oversea-Chinese Banking Corp. Ltd.:
0.19% 6/6/14	1,000,000	999,661
0.235% 9/3/14	50,000,000	49,955,800
PNC Bank NA 0.26% 9/15/14	10,000,000	9,986,280
Rabobank U.S.A. Financial Corp. yankee:
0.225% 5/8/14	18,000,000	17,997,890
0.225% 5/8/14	25,000,000	24,997,070
0.23% 5/16/14	20,000,000	19,996,924
Skandinaviska Enskilda Banken AB yankee:
0.24% 4/1/14	23,000,000	22,999,975
0.25% 9/23/14	14,000,000	13,981,680
0.26% 9/23/14	15,000,000	14,980,371
0.275% 7/10/14	15,000,000	14,991,948
0.28% 5/5/14	5,000,000	4,999,561
0.28% 6/2/14	5,000,000	4,998,819
Societe Generale North America, Inc. yankee:
0.32% 9/29/14	35,000,000	34,943,378
0.335% 5/5/14	20,000,000	19,997,336
Commercial Paper - continued
	Principal Amount	Value
Societe Generale North America, Inc. yankee: - continued
0.35% 7/31/14	$ 24,000,000	$ 23,980,318
Sumitomo Mitsui Banking Corp. yankee:
0.21% 4/3/14	15,000,000	14,999,850
0.25% 4/22/14	7,000,000	6,999,306
0.25% 5/6/14	40,000,000	39,992,640
Svenska Handelsbanken, Inc. yankee:
0.21% 5/14/14	6,550,000	6,548,807
0.22% 4/24/14	20,000,000	19,998,538
Swedbank AB yankee:
0.25% 5/8/14	30,000,000	29,995,536
0.25% 8/5/14	25,000,000	24,978,215
0.255% 5/5/14	10,000,000	9,998,668
Toronto Dominion Holdings (U.S.A.) yankee:
0.24% 8/28/14	30,000,000	29,978,751
0.25% 10/3/14	25,000,000	24,977,783
United Overseas Bank Ltd.:
0.2% 6/5/14	55,000,000	54,985,273
0.24% 7/22/14	13,000,000	12,991,798
Westpac Banking Corp. yankee 0.3% 10/31/14	25,000,000	24,968,643
TOTAL COMMERCIAL PAPER (Cost $1,578,045,705)		1,578,355,174
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.05%, dated 3/31/14 due 4/1/14 (Collateralized by U.S. Treasury Obligations) # (Cost $2,326,000)	$ 2,326,003	$ 2,326,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,589,220,435)		1,589,532,820
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(14,493,273)
NET ASSETS - 100%		$ 1,575,039,547
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $68,962,189 or 4.4% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,326,000 due 4/01/14 at 0.05%
BNP Paribas Securities Corp.	2,326,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $1,589,220,404. Net unrealized appreciation aggregated $312,416, of which $324,189 related to appreciated investment securities and $11,773 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Chief Executive Officer and the Treasurer and Chief Financial Officer have concluded that the The North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The North Carolina Capital Management Trust

By:	/s/Kimberley H. Monasterio
Kimberley H. Monasterio
President and Chief Executive Officer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley H. Monasterio
Kimberley H. Monasterio
President and Chief Executive Officer

Date:	May 30, 2014
By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
Treasurer and Chief Financial Officer

Date:	May 30, 2014